Intangible assets	6 Months Ended
Dec. 31, 2018
Intangible assets.
Intangible assets

16      Intangible assets

	Goodwill £’000	Registrations £’000	Other intangible assets £’000	Total £’000
At 1 July 2018
Cost	421,453	785,594	10,379	1,217,426
Accumulated amortization	—	(416,086)	(1,700)	(417,786)

Net book amount	421,453	369,508	8,679	799,640

Six months ended 31 December 2018
Opening net book amount	421,453	369,508	8,679	799,640
Additions	—	14,461	1,871	16,332
Disposals	—	(7,929)	—	(7,929)
Amortization charge	—	(66,947)	(1,624)	(68,571)

Closing book amount	421,453	309,093	8,926	739,472

At 31 December 2018
Cost	421,453	764,746	12,250	1,198,449
Accumulated amortization	—	(455,653)	(3,324)	(458,977)

Net book amount	421,453	309,093	8,926	739,472

At 1 July 2017
Cost	421,453	645,433	6,619	1,073,505
Accumulated amortization	—	(354,913)	(1,048)	(355,961)

Net book amount	421,453	290,520	5,571	717,544

Six months ended 31 December 2017
Opening net book amount	421,453	290,520	5,571	717,544
Additions	—	126,912	1,853	128,765
Disposals	—	(2,844)	—	(2,844)
Amortization charge	—	(72,756)	(633)	(73,389)

Closing book amount	421,453	341,832	6,791	770,076

At 31 December 2017
Cost	421,453	730,926	8,472	1,160,851
Accumulated amortization	—	(389,094)	(1,681)	(390,775)

Net book amount	421,453	341,832	6,791	770,076

Impairment tests for goodwill

Goodwill is not subject to amortization and is tested annually for impairment (normally at the end of the third fiscal quarter) or more frequently if events or changes in circumstances indicate a potential impairment. Management has considered the carrying amount of goodwill as of 31 December 2018 and concluded that, as there are no indicators of impairment, a detailed impairment test is not required. Having assessed the future anticipated cash flows, management believes that any reasonably possible changes in key assumptions would not result in an impairment of goodwill.

Other intangible assets

Other intangible assets include internally generated assets whose cost and accumulated amortization as of 31 December 2018 was £1,559,000 and £275,000 respectively (31 December 2017: £1,219,000 and £nil respectively).